Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables
Trade payables	$ 972	$ 1,140
Other payables	4	65
Accrued expenses	2,670	571
Trade and other payables	$ 3,646	$ 1,776